Employee Option Plans	12 Months Ended
Dec. 31, 2019
Employee Option Plans [Abstract]
EMPLOYEE OPTION PLANS

Note 18:- Employee Option Plans

a)	Formula and its subsidiaries grant, from time to time, options, restricted share units or restricted shares to their officers and employees to purchase shares in the respective companies. In general, the options expire ten years after grant. The following table sets forth the breakdown of share-based compensation expense resulting from such grants, as included in the consolidated statements of profit or loss:

	Year ended December 31,
	2019	2018	2017

Cost of revenues	$-	$2	$7
Research and development expenses	-	4	8
Selling and marketing expenses	74	4	-
General and administrative expenses	3,800	3,971	4,019
	$3,874	$3,981	$4,034

b)	Formula:

In March 2011, Formula's shareholders approved the adoption of Formula's 2011 Employee and Officer Share Incentive Plan (the "2011 plan"). Pursuant to the 2011 plan, Formula may grant from time to time to Formula's and its investees' employees and officers (which are not Formula's controlling shareholders) ordinary shares, restricted shares, restricted share unites or options to purchase up to 545,000 ordinary shares of Formula. The 2011 plan is administered by Formula's board of directors. The 2011 plan provides that share based compensation may be granted, from time to time, to such grantees to be determined by the board, at an exercise price and under such terms to be determined at its sole and absolute discretion. Share based compensation may be granted under the 2011 plan through March 2021. In 2012, Formula's shareholders approved the increase of the amount of ordinary shares reserved for issuance under the 2011 plan by 1,200,000 options.

In March 2012, concurrently with the amendment and extension of its chief executive officer's service agreement, the board of directors of Formula following the approval by Formula's compensation committee, awarded him with a share option incentive plan, under the 2011 plan, exercisable for 1,122,782 of Formula ordinary shares (the "grant"), as long as he continues to serve as (i) a chief executive officer of Formula and/or (ii) a director of each of the directly held subsidiaries of Formula; provided that if he fails to meet the foregoing requirement (A) due to the request of the board of directors of either Formula or any of its directly held subsidiaries (other than a request which is based on actions or omissions by the chief executive officer that would constitute "cause" under his service agreement with Formula), (B) because the chief executive officer is prohibited under the governing law or charter documents of the relevant company or the stock exchange rules and regulations applicable to such company from being a director of such company (other than due to his actions or omissions) or (C) notwithstanding the chief executive officer's willingness to be so appointed (but provided that neither (A) nor (B) applies); then, in each of (A), (B) and (C), the chief executive officer will be deemed to have complied with clauses (i) or (ii) above. The options vest, i.e., Formula's redemption right with respect to the options and the underlying ordinary shares issuable upon exercise lapses, in equal quarterly installments over an eight-year period that commenced in March 2012 and concludes on December 31, 2019.

Notwithstanding the foregoing, if a change of control of the Company occurs, then all unvested options and/or restricted shares will immediately become vested. The exercise price of the options is NIS 0.01 per share. The grant is accounted for as a modification to the March 2011 grant to the chief executive officer. Total fair value of the grant was calculated based on Formula's share price on the grant date and totaled $18,347 ($16.34 per share). In accordance with the terms of the options grant, the shares issuable upon exercise of the options will be deposited with a trustee and Formula's chief executive officer will not be permitted to vote or dispose of them until the shares are released from the trust. In June 2013, all options were exercised into shares however they have been deposited with a trustee and Formula's chief executive officer was not permitted to vote or dispose of them until the shares are released from the trust. All shares participate in dividends and have the right to vote, however for so long as the shares are held by the trustee (even if they have vested) the voting rights may only be exercised by the trustee. In accordance with the guidelines of Formula incentive plan, as long as the shares underlying any grant under the plan are being held by the trustee they will be voted by the trustee in the same proportion as the results of the shareholder meeting. Only those shares for which the vesting period has expired may be collected from the trustee.

On August 3, 2017 and on August 22, 2017 Asseco sold 2,356,605 and 589,151, respectively, of Formula's ordinary shares, in the aggregate representing 20% of Formula issued and outstanding share capital to eleven (11) Israeli financial institutions and to the Company's chief executive officer, respectively, in privately negotiated sales transactions. The sales resulted in Asseco's share interest in Formula decreasing from 46.3% to 26.3% and to its loss of control of the Company. In accordance with Mr. Bernstein's share-based award plan, such loss of control in the Company resulted in the immediate acceleration of all of his unvested shares, which amounted to 350,869 shares as of such date.

In November 2014, Formula's board of directors, following the approval by Formula's compensation committee, awarded its chief financial officer with 10,000 restricted shares under the 2011 plan (the "restricted shares"). These restricted shares vest on a quarterly basis over a four-year period, commencing on November 13, 2014 and concluding on November 13, 2018, provided that during such time the chief financial officer will continue to serve as (i) an officer of the Company and/or (ii) an officer in one of the directly held affiliates, except that if he fail to meet the service condition due to the request of the board of directors of either Formula or any of its directly held affiliates (other than a termination of his provision of services which is based on actions or omissions by him that will constitute "cause" under his grant agreement with Formula); then, the chief financial officer will be deemed to have complied with clauses (i) or (ii) above. Notwithstanding the foregoing, if a change of control of the Company occurs, then all unvested restricted shares will immediately become vested. Total fair value of the grant was calculated based on the Formula share price on the grant date and equaled $239 ($23.9 per share).

In accordance with the Company's chief financial officer's share based award plan, Asseco's loss of control in the Company resulted in the immediate acceleration of all of his unvested shares under the grant of November 2014, which amounted to 3,125 shares.

In August 2017, Formula's board of directors, following the approval by Formula's compensation committee, awarded its chief financial officer additional 10,000 restricted shares under the 2011 plan (the "new restricted shares"). These new restricted shares vest on a quarterly basis over a three-year period, commencing on August 17, 2017 and concluding on August 17, 2020, provided that during such time the chief financial officer will continue to serve as (i) an officer of the Company and/or (ii) an officer in one of the directly held affiliates, except that if he fails to meet the service condition due to the request of the board of directors of either Formula or any of its directly held affiliates (other than a termination of his provision of services which is based on actions or omissions by him that will constitute "cause" under his grant agreement with Formula), then, the chief financial officer will be deemed to have complied with clauses (i) or (ii) above. Notwithstanding the foregoing, if a change of control of the Company occurs, then all unvested new restricted shares will immediately become vested. Total fair value of the grant was calculated based on the Formula share price on the grant date and equaled to $371 ($37.1 per share).

The total compensation expense that the Company recorded in its statement of profit or loss for the year ended December 31, 2019 in respect of its chief financial officer was $66.

As of December 31, 2019, all 20,000 restricted shares granted to Formula's chief financial officer in November 2014 and in August 2017 were deposited with the trustee, out of which 17,500 were then vested.

In November 2018, Formula's board of directors, following the approval by Formula's compensation committee, awarded its chief operational officer 10,000 restricted shares under the 2011 plan (the "restricted shares"). These restricted shares vest on an annual basis over a four-year period, commencing on November 19, 2018 and concluding on November 19, 2022, provided that during such time the chief operational officer will continue to serve as (i) an officer of the Company and/or (ii) an officer in one of the directly held affiliates. Total fair value of the grant was calculated based on the Formula share price on the grant date and equaled $382 ($38.2 per share). The total compensation expense the Company recorded in its statement of profit or loss for the year ended December 31, 2019 in respect of its chief operational officer was $191.

As of December 31, 2019, all 10,000 new restricted shares granted in November 2018 to Formula's chief financial officer were deposited with the trustee, out of which 2,500 were then vested.

c)	Matrix:

In October 2015 Matrix approved an agreement with Revava Management Company Ltd. through which Mr. Moti Gutman provides services to Matrix as a chief executive officer, and pursuant to which among other things, Matrix granted Mr. Gutman 225,000 restricted share units (RSU) exercisable into 225,000 ordinary shares of Matrix without an exercise price. The RSU vested in three equal shares portions of 75,000 RSU units, each at December 31st of each year under the agreement, but not before the publication of Matrix's financial statements for the past year, and subject to certain conditions. In 2018, the remaining unvested 75,000 restricted share units (RSU) were vested and exercised.

In December 2017, Matrix extended its agreement with Revava Management Company Ltd. for additional five years' term starting on January 1, 2018. As part of the new agreement Matrix awarded Mr. Gutman additional 256,890 (RSUs), which vest on an annual basis over a five-year period, commencing on January 1, 2018 and concludes on December 31, 2022, but not before the publication of Matrix's financial statements for each respective year, and subject to certain conditions. In 2019, 51,378 restricted share units (RSU) were vested and exercised. As of December 31, 2019 Mr. Gutman holds 205,512 restricted share units (RSU) from this grant.

In April 2015, the board of directors of Matrix approved, following the approval by Matrix's compensation committee, the grant of 1,850,000 options which are exercisable into up to 1,850,000 ordinary shares of Matrix of NIS 1 par value each, to 19 senior officers of Matrix. The exercise price of the options was NIS 19.485 at the date of their grant, subject to adjustments, including upon the distribution of dividends. 50% of the options vested on April 1, 2017, with the remaining options vested in equal parts on January 1, 2018, and on January 1, 2019. On each of the exercise dates all exercisable options were allotted to shares according to a net exercise mechanism resulting with Matrix not receiving any cash consideration for the issuance of its shares.

In January 2019 the board of directors of Matrix approved, following the approval by Matrix's compensation committee, the grant of 1,440,000 options which are exercisable into up to 1,440,000 ordinary shares of Matrix of NIS 1 par value each, to 20 senior officers of Matrix. The exercise price of the options was NIS 41.7 at the date of their grant, subject to adjustments, including upon the distribution of dividends. 50% of the options will be vested on January 1, 2021 with the remaining amount vesting in equal parts on January 1, 2022 and 2023. When the actual exercise will take place, shares will be allotted, according to a net exercise mechanism resulting with Matrix not receiving any cash consideration for the issuance of its shares.

In June 2015 the general shareholder meeting of Matrix approved, after obtaining the approval of Matrix's compensation committee and the Matrix board of directors the grant of 300,000 options which are exercisable into up to 300,000 ordinary shares of Matrix of NIS 1 par value to the President and Vice Chairman of the Matrix board. The exercise price of the options was NIS 21.39 at the date of their grant, subject to adjustments, including upon the distribution of dividends. 50% of the options vested on June 4, 2017, with the remaining options vested in equal parts on January 1, 2018 and 2019. On each of the exercise dates all exercisable options were allotted to shares according to a net exercise mechanism resulting with Matrix not receiving any cash consideration for the issuance of its shares.

In February 2019 the general shareholder meeting of Matrix approved, after obtaining the approval of Matrix's compensation committee and Matrix board of directors the grant of 80,000 options which are exercisable into up to 80,000 ordinary shares of Matrix of NIS 1 par value, to the President and Vice Chairman of the Matrix board. The exercise price of the options was NIS 43.16 at the date of their grant, subject to adjustments, including upon the distribution of dividends. 50% of the options will vest on January 1, 2021, with the remaining amount vesting in equal parts on January 1, 2022 and 2023. When the actual exercise will take place, shares will be allotted, according to a net exercise mechanism resulting with Matrix not receiving any cash consideration for the issuance of its shares.

The fair value of the options was estimated on the date of grant using the Binomial model based on the terms which are: risk-free interest rate is 0.5% -1.6%, early exercise factor is 70% and expected volatility is 24%. The contractual life of the options is 5 years from the date of grant.

The following table summarizes Matrix employee stock based compensation activity during the year ended December 31, 2019:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at January 1, 2019	769,390	2.61	2.19	6,823
Exercised	563,878	3.65	-	5,272
Granted	1,520,000	11.16	5	213
Outstanding at December 31, 2019	1,725,512	10.17	3.73	17,153
Exercisable at December 31, 2019	51,378	-	-	1,033

The aggregate intrinsic value provided on the table above represents the total intrinsic value that would have been received by the option holders had all option holders exercised their options on the respective dates. This value would change based on the change in the market value of Matrix' ordinary shares and the change in the exchange rate between the New Israeli Shekel and dollar. Total unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Matrix equity incentive plan as of December 31, 2018 and 2019 were $1,930 and $2,491, respectively.

d)	Sapiens:

The following table summarizes Sapiens stock based compensation activity during the year ended December 31, 2019:

	Year ended December 31, 2019
	Amount of options	Weighted average exercise price	Weighted average remaining contractual life (in years)	Aggregate intrinsic value
Outstanding at January 1, 2019	2,055,182	9.86	3.80	2,594
Granted	155,000	13.60
Exercised	(177,872)	6.96
Expired and forfeited	(162,898)	9.57

Outstanding at December 31, 2019	1,869,412	10.25	3.21	23,838

Exercisable at December 31, 2019	970,408	9.34	2.41	13,258

In 2017, 2018 and 2019, Sapiens granted 920,910, 317,000 and 155,000 stock options to its employees and directors to purchase its shares, respectively. The weighted average grant date fair values of the options granted during the years ended December 31, 2017, 2018 and 2019 were $4.17, $3.43 and $4.24, respectively. The aggregate intrinsic value provided on the table above represents the total intrinsic value that would have been received by the option holders had all option holders exercised their options on the respective dates. This value would change based on the change in the market value of Sapiens' common shares. The total intrinsic value of options exercised during the years ended December 31, 2017, 2018 and 2019 was $5,739, $1,641 and $2,301, respectively.

The options outstanding under Sapiens' stock option plans as of December 31, 2019 have been separated into ranges of exercise price as follows:

					Weighted
		Weighted			Average
	Options	Average	Weighted	Options	Exercise
	outstanding	remaining	average	Exercisable	price of
Ranges of	as of	contractual	exercise	as of	Options
exercise price	December 31,	Term	price	December 31,	Exercisable
	$2019	(Years)		$2019	$

1.26-6.10	12,158	1.33	2.75	12,158	2.75
7.60	300,000	1.34	7.60	300,000	7.60
8.45-8.96	95,000	2.48	8.88	63,750	8.93
9.11-9.96	457,254	3.05	9.39	287,000	9.43
10.21-11.21	145,000	4.11	10.94	55,000	10.69
11.23	607,500	3.68	11.23	200,000	11.23
11.99-12.40	90,000	3.16	12.13	52,500	12.17
13.12	125,000	1.57	13.12	-	-
13.28-15.60	37,500	5.25	15.14	-	-

	1,869,412	3.21	10.25	970,408	9.34

The total equity-based compensation expense related to all of Sapiens' equity-based awards, recognized for the years ended December 31, 2017, 2018 and 2019, after being adjusted to comply with IFRS, was $2,201 , $2,009 and $1,125, respectively. As of December 31, 2019, there was $2,567 of total unrecognized compensation cost related to non-vested options, which is expected to be recognized over a period of up to four years.

During 2017, 29,500 of the 88,500 restricted shares of Sapiens Decision, the Company's majority-owned subsidiary which were granted to one of the former shareholders of KPI in 2014, vested, thereby reducing the Company's percentage ownership of Sapiens Decision from 94.25% to 92.89%. During 2017, Sapiens Decision granted 122,730 options to certain of its employees to purchase shares of Sapiens Decision.

e)	Magic Software:

The following table summarizes Magic Software stock based compensation activity during the year ended December 31, 2019:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at January 1, 2019	220,767	3.83	3.81	1,684
Granted	-	-
Exercised	(78,500)	2.47
Forfeited	(22,500)	-

Outstanding at December 31, 2019	119,767	2.58	1.37	1,171

Exercisable at December 31, 2019	119,767	2.58	1.37	1,171

The aggregate intrinsic value provided on the table above represents the total intrinsic value that would have been received by the option holders had all option holders exercised their options on the respective dates. This value would change based on the change in the market value of Magic Software's ordinary shares. Total intrinsic value of options exercised during the years ended December 31, 2017, 2018 and 2019, was $502, $617 and $537 respectively. As of December 31, 2019, there was no unrecognized compensation cost related to non-vested share-based compensation arrangements granted under Magic Software's plans.

The options outstanding as of December 31, 2019, have been separated into ranges of exercise price categories, as follows:

Ranges of Exercise price	Options outstanding	Weighted average remaining contractual life	Weighted average exercise price	Options exercisable	Weighted average exercise price of exercisable options
$		(Years)	$		$
1.01-2	40,000	0.30	1.38	40,000	1.38
3.01-4	73,517	1.77	3.02	73,517	3.02
5.01-6	6,250	3.61	5.02	6,250	5.02
	119,767	1.37	2.58	119,767	2.58